Defined benefit scheme (Schedule of Present Value of Defined Benefit Obligation in Current Period) (Details) - Defined Benefit Obligation [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	₪ 6,441	$ 1,830	₪ 6,010
Current service cost	467	133	581
Interest cost	129	37	102
Actuarial losses arising from experience adjustments	(1,201)	(341)	(130)
Actuarial losses/(gains) arising from changes in financial assumptions	20	6	213
Benefits paid	(375)	(106)	(335)
Closing defined benefit obligation	₪ 5,481	$ 1,559	₪ 6,441